Boston Common ESG Impact Emerging Markets Fund
Schedule of Investments
June 30, 2024 (Unaudited)

COMMON STOCKS - 94.2%	Shares	Value
Communication Services - 7.6%
Advanced Info Service PLC	132,756	$759,691
Bharti Airtel Ltd.	102,624	1,775,542
SK Telecom Co. Ltd. - ADR	37,273	780,124
Telkom Indonesia Persero Tbk PT	3,186,090	605,316
Tencent Holdings Ltd.	11,850	562,168
		4,482,841

Consumer Discretionary - 18.3%
Alibaba Group Holding Ltd.	60,615	546,313
BYD Co. Ltd. - Class H	36,209	1,075,366
Coway Company Ltd.	11,827	548,216
Giant Manufacturing Company Ltd.	83,925	548,082
Hyundai Motor Company	3,904	832,559
Meituan - Class B (a)(b)	125,400	1,782,472
MercadoLibre, Inc. (a)	666	1,094,504
Midea Group Co. Ltd. - Class A	126,199	1,118,849
Naspers Ltd. - Class N	11,864	2,329,999
Trip.com Group Ltd. - ADR (a)	18,571	872,837
		10,749,197

Consumer Staples - 8.1%
Clicks Group Ltd.	58,100	1,105,881
Dabur India Ltd.	148,648	1,069,959
Dino Polska SA (a)(b)	9,887	996,316
Kimberly-Clark de Mexico SAB de CV - Class A	375,030	646,745
LG Household & Health Care Ltd.	1,401	349,921
Raia Drogasil SA	122,091	562,176
		4,730,998

Financials - 17.7%
Alpha Services and Holdings SA (a)	325,466	529,763
Axis Bank Ltd.	85,439	1,294,813
Bancolombia SA - ADR	34,500	1,126,425
BDO Unibank, Inc.	419,079	916,684
China Merchants Bank Co. Ltd. - Class H	240,507	1,092,898
HDFC Bank Ltd. - ADR	31,926	2,053,800
OTP Bank Nyrt	14,617	725,041
Ping An Insurance Group Co. of China Ltd. - Class H	264,663	1,199,076
PT Bank Rakyat Indonesia (Persero) Tbk.	5,185,840	1,454,092
		10,392,592

Health Care - 5.0%
Biocon Ltd.	123,381	518,941
Hapvida Participacoes e Investimentos SA (a)(b)	649,925	442,964
PT Kalbe Farma Tbk.	10,777,738	1,003,728
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. - Class A	23,386	935,635
		2,901,268

Industrials - 9.7%
AirTAC International Group	30,952	939,466
Shenzhen Inovance Technology Co. Ltd. - Class A	103,625	730,768
Sungrow Power Supply Company Ltd. - Class A	80,580	686,975
Voltas Ltd.	59,573	1,051,239
WEG SA	155,339	1,170,996
Weichai Power Co. Ltd. - Class H	572,536	1,090,029
		5,669,473

Information Technology - 26.5%(c)
ASMPT Ltd.	39,991	553,810
Delta Electronics, Inc.	128,646	1,534,426
Infosys Ltd. - ADR	71,044	1,322,839
Silergy Corp.	50,100	710,634
SK Hynix, Inc.	20,266	3,439,315
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	40,201	6,987,336
Unimicron Technology Corp.	184,600	1,021,324
		15,569,684

Materials - 1.3%
Mondi PLC	40,218	777,567
TOTAL COMMON STOCKS (Cost $49,399,763)		55,273,620

PREFERRED STOCKS - 3.1%	Shares	Value
Financials - 1.5%
Itau Unibanco Holding SA 0.00%, - ADR	147,495	861,371

Information Technology - 1.6%
Samsung Electronics Co. Ltd. 0.00%,	20,735	952,084
TOTAL PREFERRED STOCKS (Cost $1,815,097)		1,813,455

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
Growthpoint Properties Ltd.	656,081	439,220
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $512,172)		439,220

SHORT-TERM INVESTMENTS - 3.3%
Money Market Funds - 3.3%	Shares
First American Treasury Obligations Fund - Class X, 5.23% (d)	1,960,952	1,960,952
TOTAL SHORT-TERM INVESTMENTS (Cost $1,960,952)		1,960,952

TOTAL INVESTMENTS - 101.4% (Cost $53,687,984)		59,487,247
Liabilities in Excess of Other Assets - (1.4)%		(817,804)
TOTAL NET ASSETS - 100.0%		$58,669,443

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Sociedad Anónima
SAB de CV - Sociedad Anónima Bursátil de Capital Variable

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $3,221,752 or 5.5% of the Fund’s net assets.

(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(d)	The rate shown represents the 7-day effective yield as of June 30, 2024.

Summary of Fair Value Disclosure as of June 30, 2024 (Unaudited)

Boston Common ESG Impact Emerging Markets Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$19,740,850	$35,532,770	$–	$55,273,620
Preferred Stocks	861,371	952,084	–	1,813,455
Real Estate Investment Trusts	439,220	–	–	439,220
Money Market Funds	1,960,952	–	–	1,960,952
Total Investments	$23,002,393	$36,484,854	$–	$59,487,247

Refer to the Schedule of Investments for additional information.